Acquisitions	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
From time to time, the Company enters into strategic acquisitions in an effort to better service existing customers and to attain new customers. The Company completed the following acquisitions for total consideration of approximately $30,440 and $39,787 for the fiscal years ended September 25, 2015 and September 26, 2014, respectively. The Company did not complete any acquisitions for the fiscal year ended September 30, 2016.
Fiscal 2015 Transactions—On October 20, 2014, Atkore Plastic Pipe Corporation, a wholly-owned indirect subsidiary of the Company, acquired all of the outstanding stock of American Pipe & Plastics, Inc. ("APPI"). The aggregate purchase price was $6,572. APPI is a manufacturer of PVC conduit and is located in Kirkwood, New York. Additionally, on November 17, 2014, Atkore Steel Components, Inc., a wholly-owned indirect subsidiary of the Company, acquired most of the assets and assumed certain liabilities of Steel Components, Inc. ("SCI"). The aggregate purchase price was $23,868. SCI provides steel and malleable iron electrical fittings for steel, flexible and liquidtight conduit, as well as armored cable. SCI is located in Coconut Creek, Florida.
The purchase price was allocated to tangible and intangible assets acquired and liabilities assumed, based on their estimated fair values. Fair value measurements were applied based on assumptions that market participants would use in the pricing of the asset or liability. The following table summarizes the Level 3 fair values assigned to the net assets acquired and liabilities assumed as of the acquisition date:

(in thousands)	APPI	SCI
Fair value of consideration transferred:
Cash consideration	$6,572	$23,837
Fair value of assets acquired and liabilities assumed:
Accounts receivable	1,813	4,302
Inventories	1,850	5,500
Intangible assets	480	10,600
Fixed assets	2,907	46
Accounts payable	(1,057)	(690)
Other	(808)	155
Net assets acquired	5,185	19,913
Excess purchase price attributed to goodwill acquired	$1,387	$3,924

Both acquisitions strengthened and diversified the Company’s Electrical Raceway reportable segment and its portfolio of products provided to electrical distribution customers. The Company funded both acquisitions using borrowings from AII’s asset-based credit facility ("ABL Credit Facility"). The Company recognized $1,387 and $3,924 of goodwill for APPI and SCI, respectively. See Note 6, ''Goodwill and Intangible Assets''. Goodwill consists of the excess of the purchase price over the net of the fair value of the acquired assets and assumed liabilities, and represents the estimated economic value attributable to future operations. Goodwill recognized from the APPI acquisition was non-deductible for income tax purposes. Goodwill recognized from the SCI acquisition was tax-deductible and is amortized over 15 years for income tax purposes. The goodwill arising from both acquisitions consists largely of the synergies and economies of scale from integrating these companies with existing businesses. The Company incurred approximately $318 and $610 during the years ended September 25, 2015 and September 26, 2014, respectively for acquisition-related expenses for both transactions which were recorded as a component of selling, general and administrative expenses. Due to the immaterial nature of the acquisitions, both individually, and in the aggregate, the Company did not include the full year pro-forma results of operations for the acquisition year or previous years.

The following table summarizes the fair value of amortizable intangible assets as of the acquisition dates:

	APPI		SCI
($ in thousands)	Fair Value	Weighted Average Useful Life (Years)	Fair Value	Weighted Average Useful Life (Years)
Amortizable intangible assets:
Customer relationships	$300	10	$7,900	8
Other	180	4	2,700	14
Total amortizable intangible assets	$480		$10,600

The SCI purchase agreement contained a provision for contingent consideration requiring the Company to pay the former owners an amount not to exceed $500 upon achieving certain performance targets. The Company recorded $190 in Accrued and other current liabilities as the best estimate of fair value of the contingent consideration on the opening balance sheet. The fair value estimate was considered a Level 3 measurement in accordance with the fair value hierarchy and the range of possible outcomes did not differ materially from the amount recorded. The performance target period of one year expired during fiscal 2015 and the performance conditions were not met. As such, the Company recorded a reversal of the contingent liability as a component of selling, general and administrative expense.

Fiscal 2014 Transactions—On October 11, 2013, PPC acquired substantially all of the assets of EP Lenders II, LLC d/b/a Ridgeline. The aggregate purchase price for the assets was $39,787. The purchase price was funded from borrowings under the ABL Credit Facility. Ridgeline manufactures and sells PVC conduit, fittings, elbows and plumbing products, which complements the Company’s current conduit businesses in the Company’s Electrical Raceway reportable segment. The Company incurred approximately $267 during fiscal 2014 for acquisition-related expenses which were recorded as a component of selling, general and administrative expenses. Due to the immaterial nature of the acquisition, the Company did not included full year pro-forma results of operations for the acquisition year.

The following table summarizes the Level 3 fair values assigned to the net assets acquired and liabilities assumed as of the October 11, 2013 acquisition date:

(in thousands)	Ridgeline
Fair value of consideration transferred:
Cash consideration	$39,787
Fair value of assets acquired and liabilities assumed:
Accounts receivable	3,445
Inventories	2,510
Intangible assets	15,890
Fixed assets	10,551
Accounts payable	(2,218)
Net assets acquired	30,178
Excess purchase price attributed to goodwill acquired	$9,609

The acquisition resulted in the recognition of $9,609 of goodwill, which was nondeductible for income tax purposes. The goodwill arising from the acquisition consisted largely of the synergies and economies of scale expected from combining the acquisitions with current businesses.

The following table summarizes the fair value of amortizable intangible assets as of the acquisition date:

	Ridgeline
($ in thousands)	Fair Value	Weighted Average Useful Life (Years)
Amortizable intangible assets:
Customer relationships	$15,600	10
Other	290	2
Total amortizable intangible assets	$15,890